Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Short-term borrowings	¥ 0		$ 0	¥ 2,370
Short-term Debt, Percentage Bearing Fixed Interest Rate				5.00%	5.00%
Proceeds from government grants	¥ 149	$ 22
Two Third-Party Individuals
Debt Instrument [Line Items]
Short-term borrowings				¥ 2,370	$ 344